Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000232117 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232117 [Member] | Autopistas Metropolitanas of Puerto Rico 6 75 due 06 30 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000232117 [Member] | Municipal Electric Authority of Georgia 7 06 due 04 01 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232117 [Member] | FNMA Pool AR5162 3 50 due 05 01 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232117 [Member] | Metropolitan Transportation Authority 7 34 due 11 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232117 [Member] | Washington State Convention Center 6 79 due 07 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232117 [Member] | Total Geographic Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232117 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.47%
C000232117 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.56%
C000232117 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000232117 [Member] | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.67%
C000232117 [Member] | Total Rating [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232117 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	18.75%
C000232117 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.25%
C000232117 [Member] | U S Municipals Utilities Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.31%
C000232117 [Member] | U S Municipals Dedicated Tax Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	23.22%
C000232117 [Member] | U S Municipals Educational Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232117 [Member] | U S Municipals Healthcare Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.01%
C000232117 [Member] | U S Municipals Others [Member]
Holdings [Line Items]
Percent of Total Investments	3.94%
C000232117 [Member] | U S Municipals Transportation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	26.57%
C000232117 [Member] | US Municipals [Member]
Holdings [Line Items]
Percent of Total Investments	81.25%
C000232117 [Member] | Mortgage Backed Securities Portfolio Composition [Member]
Holdings [Line Items]
Percent of Total Investments	6.88%
C000232117 [Member] | Puerto Rico Corporate [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
C000232117 [Member] | PR Taxable [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
C000232117 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.88%
C000232116 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232116 [Member] | Autopistas Metropolitanas of Puerto Rico 6 75 due 06 30 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000232116 [Member] | Municipal Electric Authority of Georgia 7 06 due 04 01 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232116 [Member] | FNMA Pool AR5162 3 50 due 05 01 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232116 [Member] | Metropolitan Transportation Authority 7 34 due 11 15 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232116 [Member] | Washington State Convention Center 6 79 due 07 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232116 [Member] | Total Geographic Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232116 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.47%
C000232116 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.56%
C000232116 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.30%
C000232116 [Member] | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.67%
C000232116 [Member] | Total Rating [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000232116 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	18.75%
C000232116 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.25%
C000232116 [Member] | U S Municipals Utilities Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.31%
C000232116 [Member] | U S Municipals Dedicated Tax Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	23.22%
C000232116 [Member] | U S Municipals Educational Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000232116 [Member] | U S Municipals Healthcare Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.01%
C000232116 [Member] | U S Municipals Others [Member]
Holdings [Line Items]
Percent of Total Investments	3.94%
C000232116 [Member] | U S Municipals Transportation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	26.57%
C000232116 [Member] | US Municipals [Member]
Holdings [Line Items]
Percent of Total Investments	81.25%
C000232116 [Member] | Mortgage Backed Securities Portfolio Composition [Member]
Holdings [Line Items]
Percent of Total Investments	6.88%
C000232116 [Member] | Puerto Rico Corporate [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
C000232116 [Member] | PR Taxable [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
C000232116 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.88%